Related party transactions (Details) - USD ($)			12 Months Ended
	Oct. 01, 2023	Jun. 04, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [line items]
Short-term employee benefits			$ 2,762,736	$ 2,153,181
Long-term employee benefits			11,124	11,326
Post-employment benefits			18,900	23,935
Share based payments			1,704,995	881,342
Key management personnel compensation			4,497,755	3,069,784
Strategic Advisory Role
Disclosure of transactions between related parties [line items]
Key management personnel compensation			$ 220,900	$ 110,383
Written days notice period	90 days	15 days
Monthly retainer fee	$ 20,000